Income Taxes, Effective Income Tax Expense (Benefit) and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 5,697	$ 466		$ 5,350
Statutory federal income tax expense, rate	21.00%	21.00%		21.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ 1,046	$ 65		$ 944
State and local taxes on income, net of federal income tax benefit, rate	3.90%	2.80%		3.70%
Tax-exempt interest	$ (316)	$ (358)		$ (460)
Tax-exempt interest, rate	(1.20%)	(16.10%)		(1.80%)
Tax credits, net of amortization	$ (1,001)	$ (626)		$ (530)
Tax credits, net of amortization, rate	(3.70%)	(28.20%)		(2.10%)
Nondeductible expenses	$ 368	$ 199		$ 800
Nondeductible expenses, rate	1.40%	9.00%		3.10%
Changes in prior year unrecognized tax benefits, inclusive of interest	$ (122)	$ (938)		$ (88)
Changes in prior year unrecognized tax benefits, inclusive of interest, rate	(0.40%)	(42.20%)		(0.30%)
Other	$ (94)	$ 35		$ (255)
Other, rate	(0.40%)	1.60%		(1.00%)
Effective income tax expense (benefit)	$ 5,578	$ (1,157)	[1]	$ 5,761	[1]
Effective income tax expense (benefit), rate	20.60%	(52.10%)		22.60%
LIHTC proportional amortization expense, net of tax	$ 1,200	$ 1,100		$ 961
Goodwill [Member]
Change in tax rate resulting from:
Nondeductible expenses	$ 155

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).